Note 20 - Inventories	12 Months Ended
Dec. 31, 2021
Statement Line Items [Line Items]
Disclosure of inventories [text block]
20	Inventories

	2021	2020

Consumable stores	21,516	16,543
Gold in progress	243	1,166
Provision for obsolete stock	(947)	(911)
	20,812	16,798

Consumable stores at December 31, 2021 from December 31, 2020 increased due to increases to safety stock accumulated during 2021. Additional safety stock were purchased due to potential supply line disruptions in South Africa as a result of the riots and looting that occurred in 2021.